Convertible Senior Notes	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Senior Notes

Note 11. Convertible Senior Notes

Convertible Senior Notes consist of the following as of December 31, 2021 (in thousands):

Principal amount of Convertible Senior Notes	$75,000
Unamortized debt issuance costs	(2,032)
Net carrying amount	$72,968

On February 9, 2021, Legacy Appgate issued $50.0 million in aggregate principal amount of convertible senior notes due 2024 (the “First Tranche”) to various funds managed by Magnetar Financial LLC (“Magnetar”). In connection with the closing of the Merger, Legacy Appgate issued an additional $25.0 million in aggregate principal balance in convertible notes to various funds managed by Magnetar (together with the First Tranche, the “Convertible Senior Notes”). The Convertible Senior Notes are subject to the terms and conditions of the note issuance agreement among Legacy Appgate, Legacy Appgate’s wholly owned domestic subsidiaries and Magnetar, the representative of the noteholders (the “Note Issuance Agreement”), and the note purchase agreement among Legacy Appgate and the lender parties thereto (the “Note Purchase Agreement”). Capitalized terms not otherwise defined in this Note 11 have the meanings ascribed to them in the Note Issuance Agreement.

We received net proceeds of $72.8 million from the issuance of the Convertible Senior Notes, after deducting fees and expenses of $2.2 million. We recorded these fees and expenses as debt issuance costs that will be amortized over the term of the Convertible Senior Notes.

The Convertible Senior Notes are senior, unsecured obligations of Legacy Appgate, and the payment of the principal and interest is unconditionally guaranteed, jointly and severally by Legacy Appgate’s U.S. subsidiaries and, as of the closing of the Merger, also by Appgate. The Convertible Senior Notes will mature on February 9, 2024, unless earlier converted, redeemed, or repurchased. The Note Issuance Agreement was amended, effective as of February 9, 2022, to, among other things, provide that Magnetar may elect, with our consent, to invest up to an additional $25.0 million in aggregate principal amount of Convertible Senior Notes, in one or more closings, on or prior to the earlier of (i) seventy-five (75) days after the Company closes a registered offering of equity securities in an aggregate amount of no less than $40.0 million and (ii) October 31, 2022.

Interest on the Convertible Senior Notes is payable either entirely in cash or entirely in kind (“PIK Interest”), or a combination of cash and PIK Interest at our discretion. The Convertible Senior Notes bear interest at the annual rate of 5% with respect to interest payments made in cash and 5.50% with respect to PIK Interest, with interest payable semi-annually on February 1 and August 1 of each year, commencing on August 1, 2021. Additional notes (“PIK Notes”) to be issued for PIK Interest will have the same terms and conditions as the Convertible Senior Notes. The

Note Issuance Agreement includes certain affirmative and financial covenants we are required to satisfy (as further described below). We were in compliance with all covenants as of December 31, 2021 and expect to remain in compliance with such covenants for at least the next 12 months.

Supplemental Agreement

On October 12, 2021, in connection with the closing of the Merger, Newtown entered into a supplemental agreement (the “Supplemental Agreement”) with Legacy Appgate and Magnetar, as representative of the holders of the Convertible Senior Notes, pursuant to which Newtown, among other things, unconditionally guaranteed all of Legacy Appgate’s Obligations under the Note Issuance Agreement, including the Convertible Senior Notes, and assumed all of Legacy Appgate’s Conversion Obligations and Change of Control Conversion Obligations under the Note Issuance Agreement.

During 2021, we recognized $2.7 million of interest expense on the Convertible Senior Notes, including $0.2 million of amortization of debt issuance costs.

Other key terms of the Convertible Senior Notes, as of December 31, 2021, follow:

Conversion upon Change of Control.    If Legacy Appgate undergoes a Change of Control other than the Merger prior to maturity, each holder of Convertible Senior Notes shall have the option to convert all or any portion of such Convertible Senior Notes into Legacy Appgate common stock or, following entry into the Supplemental Agreement (as defined above), our common stock, subject to and in accordance with the terms of the Note Issuance Agreement, including the applicable conversion rate thereunder.

Conversion.    Other than upon a Change of Control, prior to maturity, each holder of the Convertible Senior Notes shall have the option to convert all or any portion of such Convertible Senior Notes into Legacy Appgate common stock or, following entry into the Supplemental Agreement, our common stock, subject to and in accordance with the terms of the Note Issuance Agreement, including the applicable conversion rate thereunder.

Guarantees; Conversion Obligations.    The Convertible Senior Notes are guaranteed by each of Legacy Appgate’s wholly owned domestic subsidiaries and, as of the closing of the Merger, also by Appgate. Upon the consummation of certain events resulting in Legacy Appgate becoming a direct or indirect subsidiary of any person (including the Merger), such acquiring person, any direct or indirect parent company thereof and each subsidiary thereof (immediately prior to such event) shall unconditionally guarantee Legacy Appgate’s Obligations and assume all of Legacy Appgate’s Conversion Obligations and Change of Control Conversion Obligations and, upon such assumption, Legacy Appgate shall be released from its Conversion Obligations and Change of Control Conversion Obligations.

Repurchase Upon a Fundamental Change.    Upon the occurrence of a Fundamental Change at any time after a Public Company Event, each holder of Convertible Senior Notes shall have the option to require Legacy Appgate to repurchase for cash all or any portion of such Convertible Senior Notes, at a repurchase price equal to 100% of the principal amount thereof, plus accrued and unpaid interest thereon, subject to and in accordance with the terms of the Note Issuance Agreement.

Repurchase Upon a Change of Control.    Upon the occurrence of a Change of Control other than the Merger at any time before a Public Company Event, each holder of Convertible Senior Notes shall have the option to require Legacy Appgate to repurchase for cash all or any portion of such Convertible Senior Notes, at a repurchase price equal to 102% of the principal amount thereof, plus accrued and unpaid interest thereon, subject to and in accordance with the terms of the Note Issuance Agreement.

Covenants.    The Note Issuance Agreement contains restrictive covenants that, among other things, generally limit the ability of our and certain of our subsidiaries (subject to certain exceptions) to: (i) incur additional debt and issue Disqualified Stock; (ii) create liens; (iii) pay dividends, acquire shares of capital stock, or make investments; (iv) issue guarantees; (v) sell assets and (vi) enter into transactions with affiliates. The Note Issuance Agreement also contains a financial covenant that requires that we maintain liquidity of not less than $10.0 million as of the last day of any calendar month. The foregoing restrictive covenants are subject to a number of important exceptions and qualifications, as set forth in the Note Issuance Agreement.

Events of Default.    The Note Issuance Agreement provides for customary events of default which include (subject in certain cases to customary grace and cure periods), among others: (i) nonpayment of principal or interest; (ii) breach of covenants or other agreements in the Note Issuance Agreement; (iii) defaults in failure to pay certain other indebtedness; and (iv) certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is continuing under the Note Issuance Agreement, Magnetar or the holders of at least 25% in aggregate principal amount of the Convertible Senior Notes then outstanding may declare the principal of, premium, if any, and accrued interest on all the Convertible Senior Notes immediately due and payable.

No Registration.    The Convertible Senior Notes and any Appgate common stock to be issued upon conversion of the Convertible Senior Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or any state securities laws and may not be offered or sold in the United States absent registration under the Securities Act or an applicable exemption from registration requirements. This description of the Note Issuance Agreement and the Convertible Senior Notes does not constitute an offer to sell, or the solicitation of an offer to buy, any securities and shall not constitute an offer, solicitation or sale in any jurisdiction in which such offer, solicitation or sale would be unlawful.

If the holders have not converted the Convertible Senior Notes and the Convertible Senior Notes have not been redeemed by the maturity date, Legacy Appgate must repay the outstanding principal amount and accrued interest.

Embedded Derivative Liability

The Convertible Senior Notes contain (i) call options to be settled in cash upon the occurrence of a Change of Control (other than the Merger), (ii) put options to be settled in cash contingent upon the occurrence of a Fundamental Change after a Public Company Event or a Change of Control (other than the Merger) and (iii) a default interest rate increase of 3% applicable upon the occurrence of an event of default. Appgate evaluated these embedded redemption features under the guidance of ASC 815, and determined that a redemption feature contained a substantial premium requiring bifurcation at fair value. However, management determined the probability of a Change of Control to be remote and as such the fair value of the embedded redemption feature has been estimated to be zero. Management also evaluated the contingent interest feature and determined the likelihood of payment to be remote. Accordingly, the fair value of the contingent interest feature was also estimated to be zero. Lastly, management evaluated the embedded conversion feature, and determined that following the closing of the Merger, this embedded feature meets the net settlement criterion under ASC 815-15-25. Consequently, the automatic conversion meets the criteria under ASC 815-15-25-1(c). For an embedded feature to be bifurcated, it must meet all three criteria in ASC 815-15-25-1. Therefore, this embedded feature requires bifurcation. Accordingly, we have recorded an embedded derivative liability representing the combined fair value of the right of the noteholders to receive 10,982,805 shares of our common stock upon conversion of the Convertible Senior Notes at any time (the “conversion feature”). The embedded derivative liability is presented as a non-current liability in our consolidated balance sheet and is adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of embedded derivative liability” financial statement line item of our consolidated statements of operations. We will continue to adjust the embedded derivative liability for changes in fair value until the underlying conversion feature is exercised, redeemed, cancelled or expires.

As of December 31, 2021, the carrying amount of this embedded derivative included in our consolidated balance sheet was $78.5 million. The fair value of this derivative is estimated using Level 3 inputs in the fair value hierarchy on a recurring basis. Refer to Note 7 — Financial Instruments and Fair Value Measurements. Based on the estimated value of the derivative at December 31, 2021, if the noteholders were to exercise the conversion feature, they would receive approximately $3.5 million in excess over the aggregate principal amount on the Convertible Senior Notes.